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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31 2012

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.):       [X] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Heathbridge Capital Management Ltd
Address:   141 Adelaide Street West, Suite 260
           Toronto, Ontario M5H 3L5

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard M. Tattersall
Title:     Vice-President
Phone:     416 360-3900

Signature, Place, and Date of Signing:

/s/ Richard M. Tattersall         Toronto, Ontario                 02/08/2013
------------------------------  ------------------------------  --------------
[Signature]                     [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        26
                                          -------------
Form 13F Information Table Entry Total:   --

Form 13F Information Table Value Total:   $ 265,632.00

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
DECEMBER 31 2012                                    Market Value in USD$$                      Investment  Other       Voting
Securities                 Title of Class   Cusip      Value (x$1000)     Shares  Shares SH/PH Discretion Managers Authority Sole
----------------           -------------- --------- --------------------- ------- ------------ ---------- -------- --------------

AUTOMATIC DATA PROCESSING
  INC.                     COM             53015103       $ 14,243,857.80  254600 SH           SOLE       na               254600
BARRICK GOLD CORP          COM             67901108       $    794,533.21   23000 SH           SOLE       na                23000
COMCAST CORP               CL A           20030N101       $ 22,949,616.29  624805 SH           SOLE       na               624805
EXXON MOBIL CORP.          COM            30231G102       $    357,789.23    4200 SH           SOLE       na                 4200
GOLDCORP INC               COM            380956409       $  8,215,854.42  226450 SH           SOLE       na               226450
HUDBAY MINERALS INC.       COM            443628102       $ 17,523,964.80 1762825 SH           SOLE       na              1762825
KANSAS CITY SOUTHERN       COM NEW        485170302       $    394,397.89    4800 SH           SOLE       na                 4800
MAGNA INTERNATIONAL        COM            559222401       $ 20,169,146.48  409214 SH           SOLE       na               409214
MANULIFE FINANCIAL CORP.   COM            56501R106       $ 16,717,229.75 1247250 SH           SOLE       na              1247250
MITSUBISHI UFJ FINANCIAL   SPONSORED
  GROUP INC ADS            ADR            606822104       $ 13,130,302.68 2461300 SH           SOLE       na              2461300
PFIZER INC.                COM            717081103       $    454,209.54   18400 SH           SOLE       na                18400
ROCKWELL AUTOMATION INC.   COM            773903109       $ 11,751,284.60  142550 SH           SOLE       na               142550
ROYAL BANK OF CANADA       COM            780087102       $    718,764.66   12099 SH           SOLE       na                12099
SUNCOR ENERGY INC COM      COM            867224107       $ 12,743,934.50  392706 SH           SOLE       na               392706
SYNGENTA AG- ADR           SPONSORED
                           ADR            87160A100       $    405,594.86    5100 SH           SOLE       na                 5100
TELUS CORP - NV            NON-VTG
                           SHS            87971M202       $ 11,158,993.97  173900 SH           SOLE       na                    0
TEXAS INSTRUMENTS INC.     COM            882508104       $ 17,144,739.95  565400 SH           SOLE       na               565400
THE WALT DISNEY COMPANY    COM
                           DISNEY         254687106       $ 14,869,774.63  303925 SH           SOLE       na               303925
THOMSON REUTERS CORP.      COM            884903105       $ 15,817,447.64  553975 SH           SOLE       na               553975
TIM HORTONS INC.           COM            88706M103       $ 15,056,470.72  310800 SH           SOLE       na               310800
TIME WARNER CABLE INC.     COM            88732J207       $    306,113.49    3200 SH           SOLE       na                 3200
TORONTO DOMINION BANK      COM NEW        891160509       $ 17,823,702.76  214515 SH           SOLE       na               214515
TRANSCANADA CORP.          COM            89353D107       $ 13,710,006.49  293900 SH           SOLE       na               293900
U.S. BANCORP               COM NEW        902973904       $    298,654.74    9500 SH           SOLE       na                 9500
WADDELL & REED FINANCIAL   CL A           930059100       $    431,827.42   12600 SH           SOLE       na                12600
WELLS FARGO CORP           COM            949746101       $ 18,444,275.39  549550 SH           SOLE       na               549550

                       26
                                                          $265,632,487.90

                                                          $    265,632.00